FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for fiscal year ending: 12/31/01

Is this a transition report? N

Is this an amendment to a previous filing? N

1. A. Registrant Name:            PLI Funds Investment Plans
   B. File Number:                811-769
   C. Telephone Number:           713-260-9000

2. A. Street:                     5847 San Felipe, Suite 4100
   B. City:                       Houston
   C. State:                      Texas
   D. Zip:                        77057

3. Is this the first filing on this form by registrant? N

4. Is this the last filing on this form by registrant? N

5. Is Registrant a small business investment company (SBIC)? Y

6. Is Registrant a unit investment trust (UIT)? Y

7. A. Is Registrant a series or multiple portfolio company? N

   B. How many separate series or portfolios did Registrant have at the end of the period? N/A

     List opposite the appropriate description below the number of series of whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at of near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                     Number of                  Total Assets            Total Income
                                      Series                     ($000's                Distributions
                                    Investing                     omiitted)           ($000's omitted)
I. Investment company equity securities 1                          7,377                     6.86

131. Total expenses incurred by all series of Registrant during the current
     reporting period (000's omitted)      $ .32
